Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Accumulated other comprehensive (loss)
Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	$ 312.1
Balance at the end of the year	295.0		$ 312.1
Middle market loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	106.9
Balance at the end of the year	102.1		106.9
Equity securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	6.6
Balance at the end of the year	12.1		6.6
Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	25.6
Balance at the end of the year			25.6
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(13.7)	$ (4.6)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	482.4	533.0
Recurring | Level 3 | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	(31.7)	0.0	0.0
Liability purchases	0.0	(17.2)
Liability transfers	0.0	0.0
Liability sales	0.0	0.0
Liability, increase (decrease) in fv included in net income	8.3	(14.5)
Balance at the end of the period	(23.4)	(31.7)	(31.7)
Change in unrealized gains or losses	0.0	0.0
Recurring | Level 3 | Liability | Loss Portfolio Transfer
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	(31.7)	0.0	0.0
Liability purchases	0.0	(17.2)
Liability transfers	0.0	0.0
Liability sales	0.0	0.0
Liability, increase (decrease) in fv included in net income			(14.5)
Balance at the end of the period	(23.4)	(31.7)	(31.7)
Change in unrealized gains or losses	0.0	0.0
Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(10.5)	(0.5)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	295.0	312.1
Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(2.0)	(2.1)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	102.1	106.9
Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(1.1)	(2.0)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	58.4	66.8
Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(0.1)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	14.8	15.0
Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	12.1	6.6
Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	0.0	25.6
Assets | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	533.0	307.1	307.1
Purchases and issuances	23.0	378.2
Settlements and sales	(58.4)	(147.4)
Increase (decrease) in fair value included in net income	(8.5)	(4.9)
Balance at the end of the year			533.0
Transfers in/(out)	(6.7)	0.0
Assets | Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	312.1	211.5	211.5
Purchases and issuances	15.9	215.7
Settlements and sales	(23.2)	(113.1)
Increase (decrease) in fair value included in net income	(9.8)	(2.0)
Balance at the end of the year			312.1
Transfers in/(out)	0.0	0.0
Assets | Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	106.9	65.3	65.3
Purchases and issuances	0.1	61.8
Settlements and sales	(5.4)	(19.3)
Increase (decrease) in fair value included in net income	0.5	(0.9)
Balance at the end of the year			106.9
Transfers in/(out)	0.0	0.0
Assets | Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	66.8	26.7	26.7
Purchases and issuances	0.0	54.5
Settlements and sales	(3.8)	(12.6)
Increase (decrease) in fair value included in net income	0.9	(1.8)
Balance at the end of the year			66.8
Transfers in/(out)	(5.5)	0.0
Assets | Recurring | Global corporate securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	15.0	0.0	0.0
Purchases and issuances	0.0	15.1
Settlements and sales	(0.2)	0.0
Increase (decrease) in fair value included in net income	0.0	(0.1)
Balance at the end of the year			15.0
Transfers in/(out)	0.0	0.0
Assets | Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	6.6	3.6	3.6
Purchases and issuances	7.0	5.5
Settlements and sales	(0.2)	(2.4)
Increase (decrease) in fair value included in net income	(0.1)	(0.1)
Balance at the end of the year			6.6
Transfers in/(out)	(1.2)	0.0
Assets | Recurring | Preference shares | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Transfers in/(out)		0.0
Assets | Recurring | Short-term investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	25.6	0.0	0.0
Purchases and issuances	0.0	25.6
Settlements and sales	(25.6)	0.0
Increase (decrease) in fair value included in net income	0.0	0.0
Balance at the end of the year			$ 25.6
Transfers in/(out)	$ 0.0	$ 0.0